PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of Prepaid expenses and other current assets

		December 31,	June 30,
		2023	2024
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid deposits	(a)	16,952	14,672
Advance to suppliers		14,325	33,967
Inventories		9,363	10,473
Prepaid rental expenses		6,750	6,267
Prepaid professional fee		2,436	4,843
Prepaid advertising expenses		2,043	4,962
Prepaid value-added tax		1,594	3,042
Others		4,300	5,908
Total prepaid expenses and other current assets		57,763	84,134
Less: allowance for credit losses		(378)	(488)
Prepaid expenses and other current assets, net		57,385	83,646
(a)	It mainly included prepaid rental deposits.